Share Capital (Details) - GBP (£) £ in Millions	Nov. 16, 2021	Aug. 31, 2021	Aug. 26, 2021	Feb. 23, 2021	Feb. 11, 2021	Jan. 25, 2021	Jul. 15, 2020	Mar. 23, 2020	Oct. 01, 2020	Jun. 23, 2020
Share Capital (Details) [Line Items]
Additional funding round raising										£ 25.2
Issuance of shares							£ 9.0
Deduction amount									£ 7.4
Issuance of shares	£ 5.4			£ 31.0	£ 1.0	£ 33.3
Exercised price of warrants		£ 12.0
Merger reserve			£ 174.2
Increase share premium			619.1
Primary shares issue of cost			£ 34.9
Series C Funding Round Raising [Member]
Share Capital (Details) [Line Items]
Funding round raising								£ 99.8
Advertising and marketing commitment								£ 8.0
Series D Funding Round Raising [Member]
Share Capital (Details) [Line Items]
Funding round raising									£ 231.6